UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21529

The Gabelli Global Utility & Income Trust

(Exact name of registrant as specified in charter)

One Corporate Center

Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)

Bruce N. Alpert

Gabelli Funds, LLC

One Corporate Center

Rye, New York 10580-1422

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-422-3554

Date of fiscal year end: December 31

Date of reporting period: March 31, 2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on

Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

The Gabelli Global Utility & Income Trust

First Quarter Report — March 31, 2012

Mario J. Gabelli, CFA

To Our Shareholders,

For the quarter ended March 31, 2012, the net asset value (“NAV”) total return of The Gabelli Global Utility & Income Trust (the “Fund”) was 1.5%, compared with a total return of (1.6)% for the Standard & Poor’s (“S&P”) 500 Utilities Index. The total return for the Fund’s publicly traded shares was 2.5%. On March 31, 2012, the Fund’s NAV per share was $20.58, while the price of the publicly traded shares closed at $21.30 on the NYSE Amex.

Enclosed is the schedule of investments as of March 31, 2012.

Comparative Results

Average Annual Returns through March 31, 2012 (a) (Unaudited)
	Quarter	1 Year	3 Year	5 Year	Since Inception (05/28/04)
Gabelli Global Utility & Income Trust
NAV Total Return (b)	1.53%	2.27%	15.92%	2.07%	7.24%
Investment Total Return (c)	2.53	11.59	24.29	5.61	7.57
S&P 500 Utilities Index	(1.62)	14.82	16.00	1.55	9.44
Lipper Utility Fund Average	1.64	8.45	18.34	1.80	9.75
S&P 500 Index	12.59	8.54	23.42	2.01	5.09
(a)

Returns represent past performance and do not guarantee future results. Investment returns and the principal value of an investment will fluctuate. When shares are sold, they may be worth more or less than their original cost. Performance returns for periods of less than one year are not annualized. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The S&P 500 Utilities Index is an unmanaged market capitalization weighted index of large capitalization stocks that may include facilities generation and transmission or distribution of electricity, gas, or water. The S&P 500 Index is an unmanaged indicator of stock market performance. The Lipper Utility Fund Average reflects the average performance of open-end mutual funds classified in this particular category. Dividends are considered reinvested. You cannot invest directly in an index.

(b)

Total returns and average annual returns reflect changes in the NAV per share and reinvestment of distributions at NAV on the ex-dividend date and are net of expenses. Since inception return is based on an initial NAV of $19.06.

(c)

Total returns and average annual returns reflect changes in closing market values on the NYSE Amex and reinvestment of distributions. Since inception return is based on an initial offering price of $20.00.

The Gabelli Global Utility & Income Trust

Schedule of Investments — March 31, 2012 (Unaudited)

Shares		Market Value

	COMMON STOCKS — 94.2%
	ENERGY AND UTILITIES — 66.0%
	Energy and Utilities: Alternative Energy — 0.2%
	U.S. Companies
7,000	Ormat Technologies Inc.	$141,050

	Energy and Utilities: Electric Transmission and Distribution — 6.1%
	Non U.S. Companies
5,000	Algonquin Power & Utilities Corp.	29,074
355	Atlantic Power Corp.†	4,908
8,775	National Grid plc, ADR	442,962
3,500	Red Electrica Corporacion SA	171,268

	U.S. Companies
4,000	CH Energy Group Inc.	266,920
2,000	Consolidated Edison Inc.	116,840
42,000	NSTAR	2,042,460
38,000	Pepco Holdings Inc.	717,820
1,666	UIL Holdings Corp.	57,910

		3,850,162

	Energy and Utilities: Integrated — 42.2%
	Non U.S. Companies
150,000	A2A SpA	120,334
9,000	Chubu Electric Power Co. Inc.	162,450
152,000	Datang International Power Generation Co. Ltd., Cl. H	53,632
2,700	E.ON AG	64,674
9,000	E.ON AG, ADR	216,000
9,760	EDP - Energias de Portugal SA, ADR	282,845
10,000	Electric Power Development Co. Ltd.	271,113
6,000	Emera Inc.	203,980
10,000	Endesa SA	199,256
68,400	Enel SpA	247,404
29,000	Enersis SA, ADR	585,510
140,000	Hera SpA	199,789
10,000	Hokkaido Electric Power Co. Inc.	146,792
10,000	Hokuriku Electric Power Co.	180,742
14,000	Huaneng Power International Inc., ADR	306,880
84,720	Iberdrola SA	481,007
11,000	Iberdrola SA, ADR	250,030
3,000	International Power plc	19,434
28,000	Korea Electric Power Corp., ADR†	272,440
10,000	Kyushu Electric Power Co. Inc.	142,443
10,000	Shikoku Electric Power Co. Inc.	281,865
10,000	The Chugoku Electric Power Co. Inc.	185,695
16,000	The Kansai Electric Power Co. Inc.	247,819
5,000	The Tokyo Electric Power Co. Inc.†	12,565
10,000	Tohoku Electric Power Co. Inc.†	114,051
4,572	Verbund AG	139,089

Shares		Market Value

	U.S. Companies
2,000	ALLETE Inc.	$82,980
20,000	Ameren Corp.	651,600
30,000	American Electric Power Co. Inc.	1,157,400
1,500	Avista Corp.	38,370
7,000	Black Hills Corp.	234,710
500	Cleco Corp.	19,825
500	CMS Energy Corp.	11,000
10,000	Dominion Resources Inc.	512,100
38,000	Duke Energy Corp.	798,380
4,000	El Paso Electric Co.	129,960
1,334	FirstEnergy Corp.	60,817
44,000	Great Plains Energy Inc.	891,880
22,000	Hawaiian Electric Industries Inc.	557,700
29,500	Integrys Energy Group Inc.	1,563,205
13,000	MGE Energy Inc.	577,070
14,000	NextEra Energy Inc.	855,120
45,000	NiSource Inc.	1,095,750
13,000	NorthWestern Corp.	460,980
19,500	OGE Energy Corp.	1,043,250
14,000	Otter Tail Corp.	303,800
1,000	PG&E Corp.	43,410
16,000	Pinnacle West Capital Corp.	766,400
4,200	PPL Corp.	118,692
31,000	Progress Energy Inc.	1,646,410
32,000	Public Service Enterprise Group Inc.	979,520
18,000	SCANA Corp.	820,980
1,000	TECO Energy Inc.	17,550
30,000	The AES Corp.†	392,100
2,000	The Empire District Electric Co.	40,700
45,000	The Southern Co.	2,021,850
14,000	UniSource Energy Corp.	511,980
15,000	Vectren Corp.	435,900
40,000	Westar Energy Inc.	1,117,200
10,000	Wisconsin Energy Corp.	351,800
40,000	Xcel Energy Inc.	1,058,800

		26,757,028

	Energy and Utilities: Natural Gas Integrated — 5.7%
	Non U.S. Companies
80,000	Snam SpA	384,748

	U.S. Companies
40,000	El Paso Corp.	1,182,000
1,000	Energen Corp.	49,150
18,000	National Fuel Gas Co.	866,160
2,000	ONEOK Inc.	163,320
30,000	Spectra Energy Corp.	946,500

		3,591,878

See accompanying notes to schedule of investments.

The Gabelli Global Utility & Income Trust

Schedule of Investments (Continued) — March 31, 2012 (Unaudited)

Shares		Market Value

	COMMON STOCKS (Continued)
	ENERGY AND UTILITIES (Continued)
	Energy and Utilities: Natural Gas Utilities — 3.6%
	Non U.S. Companies
1,500	Enagas SA	$28,868
1,890	GDF Suez.	48,826
6,867	GDF Suez†	9
11,454	GDF Suez, ADR	296,086

	U.S. Companies
16,764	AGL Resources Inc.	657,484
11,500	Atmos Energy Corp.	361,790
3,000	Chesapeake Utilities Corp.	123,360
5,000	Piedmont Natural Gas Co. Inc.	155,350
10,000	Southwest Gas Corp.	427,400
5,000	The Laclede Group Inc.	195,100

		2,294,273

	Energy and Utilities: Oil — 2.6%
	Non U.S. Companies
1,000	Niko Resources Ltd.	35,180
1,000	PetroChina Co. Ltd., ADR	140,530
10,000	Petroleo Brasileiro SA, ADR	265,600
9,000	Royal Dutch Shell plc, Cl. A, ADR	631,170

	U.S. Companies
2,000	Chevron Corp.	214,480
2,000	ConocoPhillips	152,020
2,000	Devon Energy Corp.	142,240
1,000	Exxon Mobil Corp.	86,730

		1,667,950

	Energy and Utilities: Services — 0.7%
	Non U.S. Companies
10,000	ABB Ltd., ADR†	204,100
7,500	Areva SA†	165,447

	U.S. Companies
2,500	Halliburton Co.	82,975

		452,522

	Energy and Utilities: Water — 3.7%
	Non U.S. Companies
1,500	Consolidated Water Co. Ltd.	11,865
49,000	Severn Trent plc	1,210,109
37,090	United Utilities Group plc	356,840

	U.S. Companies
8,666	Aqua America Inc.	193,165
5,400	California Water Service Group	98,334
4,000	Middlesex Water Co.	75,560
17,000	SJW Corp.	410,040

		2,355,913

Shares		Market Value

	Diversified Industrial — 0.5%
	Non U.S. Companies
9,000	Bouygues SA	$275,237

	Environmental Services — 0.4%
	Non U.S. Companies
500	Suez Environnement Co. SA	7,669
13,000	Veolia Environnement	215,600

		223,269

	Independent Power Producers and Energy Traders — 0.3%
	U.S. Companies
12,000	NRG Energy Inc.†	188,040

	TOTAL ENERGY AND UTILITIES	41,797,322

	COMMUNICATIONS — 23.0%
	Cable and Satellite — 7.9%
	Non U.S. Companies
35,000	British Sky Broadcasting Group plc	378,439
10,000	Cogeco Inc.	543,787
2,500	Rogers Communications Inc., Cl. B	99,250
1,000	Zon Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA	3,401

	U.S. Companies
3,500	AMC Networks Inc., Cl. A†	156,205
14,000	Cablevision Systems Corp., Cl. A	205,520
13,000	Comcast Corp., Cl. A, Special	383,630
28,000	DIRECTV, Cl. A†	1,381,520
36,000	DISH Network Corp., Cl. A	1,185,480
6,000	EchoStar Corp., Cl. A†	168,840
5,500	Liberty Global Inc., Cl. A†	275,440
5,500	Liberty Global Inc., Cl. C†	263,395

		5,044,907

	Telecommunications — 12.1%
	Non U.S. Companies
25,000	BCE Inc.	1,001,500
5,000	Belgacom SA	160,745
2,102	Bell Aliant Inc.(a)(b)	57,531
25,000	BT Group plc, ADR	904,000
38,000	Deutsche Telekom AG, ADR	457,900
4,000	France Telecom SA, ADR	59,400
15,000	Koninklijke KPN NV, ADR	165,900
8,000	Manitoba Telecom Services Inc.	280,235
29,651	Orascom Telecom Holding SAE, GDR†(c)	95,417
29,651	Orascom Telecom Media and Technology Holding SAE, GDR†(a)(b)	35,581
50,000	Portugal Telecom SGPS SA	272,009
1,200	Swisscom AG	485,078
20,000	Telecom Italia SpA	23,780

See accompanying notes to schedule of investments.

The Gabelli Global Utility & Income Trust

Schedule of Investments (Continued) — March 31, 2012 (Unaudited)

Shares		Market Value

	COMMON STOCKS (Continued)
	COMMUNICATIONS (Continued)
	Telecommunications (Continued)
	Non U.S. Companies (Continued)
9,300	Telefonica Brasil SA, ADR	$284,859
48,000	Telefonica SA, ADR	787,680
80,000	Telefonos de Mexico SAB de CV, Cl. L	63,531
17,000	Telekom Austria AG	197,981
16,000	VimpelCom Ltd., ADR	178,560

	U.S. Companies
28,000	AT&T Inc.	874,440
70,000	Sprint Nextel Corp.†	199,500
10,870	Telephone & Data Systems Inc.	251,640
22,000	Verizon Communications Inc.	841,060

		7,678,327

	Wireless Communications — 3.0%
	Non U.S. Companies
4,000	America Movil SAB de CV, Cl. L, ADR	99,320
12,000	Millicom International Cellular SA, SDR	1,360,380
4,000	Mobile TeleSystems OJSC, ADR	73,360
10,000	Turkcell Iletisim Hizmetleri A/S, ADR†	126,000
8,000	Vodafone Group plc, ADR	221,360

		1,880,420

	TOTAL COMMUNICATIONS	14,603,654

	OTHER — 5.2%
	Aerospace — 3.0%
	Non U.S. Companies
90,000	Rolls-Royce Holdings plc	1,168,906

	U.S. Companies
5,824	Goodrich Corp.	730,563

		1,899,469

	Building and Construction — 0.0%
	Non U.S. Companies
400	Acciona SA	27,933

	Business Services — 0.1%
	Non U.S. Companies
3,200	Sistema JSFC, GDR(c)	63,008

	Entertainment — 1.2%
	Non U.S. Companies
40,000	Vivendi SA	734,072

	Metals and Mining — 0.4%
	Non U.S. Companies
6,400	Compania de Minas Buenaventura SA, ADR	257,984

Shares		Market Value

	Real Estate — 0.3%
	Non U.S. Companies
6,000	Brookfield Asset Management Inc., Cl. A	$189,420

	Transportation — 0.2%
	U.S. Companies
3,500	GATX Corp.	141,050

	TOTAL OTHER	3,312,936

	TOTAL COMMON STOCKS	59,713,912

	CONVERTIBLE PREFERRED STOCKS — 0.2%
	COMMUNICATIONS — 0.1%
	Telecommunications — 0.1%
	U.S. Companies
2,000	Cincinnati Bell Inc., 6.750% Cv. Pfd., Ser. B	83,040

	OTHER — 0.1%
	Transportation — 0.1%
	U.S. Companies
200	GATX Corp., $2.50 Cv. Pfd., Ser. A (b)	40,300

	TOTAL CONVERTIBLE PREFERRED STOCKS	123,340

	WARRANTS — 0.1%
	COMMUNICATIONS — 0.1%
	Wireless Communications — 0.1%
	Non U.S. Companies
4,000	Bharti Airtel Ltd., expire 09/19/13†(a)	26,566
2,000	Bharti Airtel Ltd., expire 09/29/14†(a)	13,283

	TOTAL WARRANTS	39,849

Principal Amount

	U.S. GOVERNMENT OBLIGATIONS — 5.5%
$3,490,000	U.S. Treasury Bills, 0.025% to 0.135%††,
	04/12/12 to 08/23/12(d)	3,489,403

	TOTAL INVESTMENTS — 100.0% (Cost $52,493,652)	$63,366,504

	Aggregate tax cost	$52,570,726

	Gross unrealized appreciation	$14,517,529
	Gross unrealized depreciation	(3,721,751)

	Net unrealized appreciation/depreciation	$10,795,778

See accompanying notes to schedule of investments.

The Gabelli Global Utility & Income Trust

Schedule of Investments (Continued) — March 31, 2012 (Unaudited)

Notional Amount			Termination Date	Unrealized Depreciation

		EQUITY CONTRACT FOR DIFFERENCE SWAP AGREEMENTS
$658,743		Rolls-Royce Holdings plc(e)	06/27/12	$(9,623)

(50,000 Shares	)

(a)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2012, the market value of Rule 144A securities amounted to $132,961 or 0.21% of total investments.

(b)

Security fair valued under procedures established by the Board of Trustees. The procedures may include reviewing available financial information about the company and reviewing the valuation of comparable securities and other factors on a regular basis. At March 31, 2012, the market value of fair valued securities amounted to $133,412 or 0.21% of total investments.

(c)

Security purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At March 31, 2012, the market value of Regulation S securities amounted to $158,425 or 0.25% of total investments, which were valued under methods approved by the Board of Trustees as follows:

Acquisition Shares	Issuer	Acquisition Date	Acquisition Cost	03/31/12 Carrying Value Per Unit
29,651	Orascom Telecom Holding SAE, GDR	12/01/08	$111,809	$3.2180
3,200	Sistema JSFC, GDR	09/05/06	77,846	19.6900
(d)	At March 31, 2012, $1,000,000 of the principal amount was pledged as collateral for equity contract for difference swap agreements.
(e)	At March 31, 2012, the Fund had entered into an equity contract for difference swap agreement with The Goldman Sachs Group, Inc.
†	Non-income producing security.
††	Represents annualized yield at date of purchase.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
JSFC	Joint Stock Financial Corporation
OJSC	Open Joint Stock Company
SDR	Swedish Depositary Receipt

Geographic Diversification	% of Market Value	Market Value
North America	70.4%	$44,599,279
Europe	23.0	14,548,540
Japan	2.7	1,745,536
Latin America	2.5	1,568,669
Asia/Pacific	1.2	773,482
Africa/Middle East	0.2	130,998

Total Investments	100.0%	$63,366,504

See accompanying notes to schedule of investments.

The Gabelli Global Utility & Income Trust

Notes to Schedule of Investments (Unaudited)

The Fund’s schedule of investments is prepared in accordance with U.S. Generally Accepted Accounting Principles (“GAAP”), which may require the use of management estimates and assumptions. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its schedule of investments.

Security Valuation.  Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Trustees (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the “Adviser”)

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of sixty days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than sixty days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. U.S. government obligations with maturities greater than sixty days are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and nonfinancial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value ADR securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

—	Level 1 — quoted prices in active markets for identical securities;

—	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

—	Level 3 — significant unobservable inputs (including the Fund’s determinations as to the fair value of investments).

The Gabelli Global Utility & Income Trust

Notes to Schedule of Investments (Unaudited) (Continued)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities and other financial instruments by inputs used to value the Fund’s investments as of March 31, 2012 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Total Market Value at 3/31/12
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
COMMUNICATIONS
Telecommunications	$7,642,746	$35,581	$7,678,327
Other Industries (a)	52,035,585	—	52,035,585
Total Common Stocks	59,678,331	35,581	59,713,912
Convertible Preferred Stock
COMMUNICATIONS
Telecommunications
U.S.Companies	83,040	—	83,040
OTHER
Transportation
U.S.Companies	—	40,300	40,300
Total Convertible Preferred Stocks	83,040	40,300	123,340
Warrants(a)	—	39,849	39,849
U.S. Government Obligations	—	3,489,403	3,489,403
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$59,761,371	$3,605,133	$63,366,504
OTHER FINANCIAL INSTRUMENTS:
LIABILITIES (UNREALIZED Depreciation):*
EQUITY CONTRACT
Contract for Difference Swap Agreement	$—	$(9,623)	$(9,623)

(a)	Please refer to the Schedule of Investments (“SOI”) for the industry classifications of these portfolio holdings.
*	Other financial instruments are derivatives reflected in the SOI, such as futures, forwards, and swaps, which are valued at the unrealized appreciation/depreciation of the instrument.

The Fund did not have transfers between Level 1 and Level 2 during the period ended March 31, 2012. The Fund’s policy is to recognize transfers among Levels as of the beginning of the reporting period.

Additional Information to Evaluate Quantitative Information.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds is ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common and preferred equities, warrants, options, rights, and fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not

The Gabelli Global Utility & Income Trust

Notes to Schedule of Investments (Unaudited) (Continued)

available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. Among the factors to be considered to fair value a security are recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These include back testing the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Derivative Financial Instruments. The Fund may engage in various portfolio investment strategies by investing in a number of derivative financial instruments for the purposes of increasing the income of the Fund, hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase, or hedging against a specific transaction with respect to either the currency in which the transaction is denominated or another currency. Investing in certain derivative financial instruments, including participation in the options, futures, or swap markets, entails certain execution, liquidity, hedging, tax, and securities, interest, credit, or currency market risks. Losses may arise if the Adviser’s prediction of movements in the direction of the securities, foreign currency, and interest rate markets is inaccurate. Losses may also arise if the counterparty does not perform its duties under a contract, or that, in the event of default, the Fund may be delayed in or prevented from obtaining payments or other contractual remedies owed to it under derivative contracts. The creditworthiness of the counterparties is closely monitored in order to minimize these risks. Participation in derivative transactions

The Gabelli Global Utility & Income Trust

Notes to Schedule of Investments (Unaudited) (Continued)

involves investment risks, transaction costs, and potential losses to which the Fund would not be subject absent the use of these strategies. The consequences of these risks, transaction costs, and losses may have a negative impact on the Fund’s ability to pay distributions.

The Fund’s derivative contracts held at March 31, 2012, if any, are not accounted for as hedging instruments under GAAP and are disclosed in the Schedule of Investments together with the related counterparty.

Swap Agreements. The Fund may enter into equity contract for difference swap transactions for the purpose of increasing the income of the Fund. The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio security transactions. In an equity contract for difference swap, a set of future cash flows is exchanged between two counterparties. One of these cash flow streams will typically be based on a reference interest rate combined with the performance of a notional value of shares of a stock. The other will be based on the performance of the shares of a stock. Depending on the general state of short-term interest rates and the returns on the Fund’s portfolio securities at the time a swap transaction reaches its scheduled termination date, there is a risk that the Fund will not be able to obtain a replacement transaction or that the terms of the replacement will not be as favorable as on the expiring transaction.

The Fund has entered into an equity contract for difference swap agreement with The Goldman Sachs Group, Inc. Details of the swap at March 31, 2012 are reflected within the Schedule of Investments and further details are as follows:

Notional Amount	Equity Security Received	Interest Rate/ Equity Security Paid	Termination Date	Net Unrealized Depreciation
$658,743 (50,000 Shares)	Market Value Appreciation on: Rolls-Royce Holdings plc	One month LIBOR plus 90 bps plus Market Value Depreciation on: Rolls-Royce Holdings plc	6/27/12	$(9,623)

Forward Foreign Exchange Contracts. The Fund may engage in forward foreign exchange contracts for the purpose of hedging a specific transaction with respect to either the currency in which the transaction is denominated or another currency as deemed appropriate by the Adviser. Forward foreign exchange contracts are valued at the forward rate and are marked-to-market daily. The change in market value is included in unrealized appreciation/depreciation on investments and foreign currency translations. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign exchange contracts does not eliminate fluctuations in the underlying prices of the Fund’s portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. At March 31, 2012, the Fund held no investments in forward foreign exchange contracts.

The Gabelli Global Utility & Income Trust

Notes to Schedule of Investments (Unaudited) (Continued)

Tax Information. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended.

Under the Regulated Investment Company Modernization Act of 2010, the Fund will be permitted to carry forward for an unlimited period capital losses incurred in years beginning after December 22, 2010. As a result of the rule, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

DIRECTORS AND OFFICERS

THE GABELLI GLOBAL UTILITY & INCOME TRUST

One Corporate Center, Rye, NY 10580-1422

Trustees

Anthony J. Colavita

President,

Anthony J. Colavita, P.C.

James P. Conn

Former Managing Director &

Chief Investment Officer,

Financial Security Assurance Holdings Ltd.

Mario d’ Urso

Former Italian Senator

Vincent D. Enright

Former Senior Vice President &

Chief Financial Officer,

KeySpan Corp.

Michael J. Melarkey

Attorney-at-Law,

Avansino, Melarkey, Knobel & Mulligan

Salvatore M. Salibello

Certified Public Accountant,

BDO USA, LLP

Salvatore J. Zizza

Chairman, Zizza & Associates Corp.

Officers

Bruce N. Alpert

President and Acting Chief Compliance Officer

Agnes Mullady

Treasurer & Secretary

David I. Schachter

Vice President

Adam E. Tokar

Vice President & Ombudsman

Investment Adviser

Gabelli Funds, LLC

One Corporate Center

Rye, New York 10580-1422

Custodian

State Street Bank and Trust Company

Counsel

Skadden, Arps, Slate, Meagher & Flom, LLP

Transfer Agent and Registrar

Computershare Trust Company, N.A.

Stock Exchange Listing

Common
NYSE Amex–Symbol:	GLU
Shares Outstanding:	3,083,663

The Net Asset Value per share appears in the Publicly Traded Funds column, under the heading “Specialized Equity Funds,” in Monday’s The Wall Street Journal. It is also listed in Barron’s Mutual Funds/Closed End Funds section under the heading “Specialized Equity Funds.”

The Net Asset Value per share may be obtained each day by calling (914) 921-5070 or visiting www.gabelli.com.

The NASDAQ symbol for the Net Asset Value is “XGLUX.”

For general information about the Gabelli Funds, call 800-GABELLI (800-422-3554), fax us at 914-921-5118, visit Gabelli Funds’ Internet homepage at: www.gabelli.com, or e-mail us at: closedend@gabelli.com

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that the Fund may, from time to time, purchase its common shares in the open market when the Fund’s shares are trading at a discount of 10% or more from the net asset value of the shares.

THE GABELLI GLOBAL UTILITY & INCOME TRUST

One Corporate Center

Rye, NY 10580-1422

(914) 921-5070

www.gabelli.com

First Quarter Report

March 31, 2012

GLU Q1/2012

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Gabelli Global Utility & Income Trust

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date 5/30/12

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date 5/30/12

By (Signature and Title)*	/s/ Agnes Mullady
Agnes Mullady, Principal Financial Officer and Treasurer

Date 5/30/12

*	Print the name and title of each signing officer under his or her signature.